Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table provides information regarding our executive compensation and financial performance for each of the three most recent fiscal years. Compensation information includes both total compensation from the Summary Compensation Table and actual compensation paid to our Principal Executive Officers (“PEOs”), as applicable, and, in aggregate, to our other non-PEO NEOs. Financial information includes the value of an initial fixed $100 investment based on our Total Shareholder Return and Peer Group Total Shareholder Return as well as information on Net Income and Adjusted EBITDA, our company-selected measure.
Pay Versus Performance(2)
Year	Summary Compensation Table Total for PEO (Faricy)	Summary Compensation Table Total for PEO (Werner)	Compensation Actually Paid to PEO (Faricy)	Compensation Actually Paid to PEO (Werner)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEOs Named Executive Officers	Value of initial fixed $100 investment based on:		Net Income (Loss)(3) (in millions, $)	Selected Measure: Adjusted EBITDA (in millions, $)
							Total Shareholder Return	Peer Group(1) Total Shareholder Return
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2022	$5,512,596		$4,422,393		$2,008,044	($275,432)	$226	$236	$56	$95
2021	$8,750,415	$4,888,537	$6,960,201	$4,388,104	$1,773,457	($8,677)	$262	$249	$(37)	$75
2020		$1,082,098		$4,065,857	$1,437,313	$5,454,384	$322	$333	$475	$55
(1)	Our selected peer group was the Guggenheim Solar ETF, as shown in the “Company Stock Price Performance” chart in this proxy statement.
(2)	Amounts are determined under SEC rules (and described below), which include the individuals indicated in the table below for each fiscal year:
Year	PEO(s)	Non-PEO NEOs
2022	Peter Faricy	Guthrie Dundas, Manavendra Sial, Jason MacRae, Derek Kuzak, and June Sauvaget
2021	Peter Faricy and Thomas Werner	Manavendra Sial, Regan MacPherson, Douglas Richards, and Kenneth Mahaffey
2020	Thomas Werner	Manavendra Sial, Douglas Richards, and Kenneth Mahaffey
(3)	We do not provide pension benefits to either our PEO or our other NEOs.
Compensation Actually Paid
The following table shows how we calculated compensation actually paid to our PEO (column C) and non-PEO NEOs (column E) of the Pay versus Performance Table above, starting with Summary Compensation Table total compensation values and then making adjustments to equity awards as shown below:
Year	PEO / Other NEOs in Aggregate	Summary Compensation Table Total Compensation ($)	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Plus Awards Granted in Prior Years That Were Forfeited During Applicable Year ($)	Equals Total Compensation Actually Paid ($)
2022	PEO	5,512,596	4,288,056	3,827,408	(316,004)	(313,551)		4,422,393
	Other NEOs	2,008,044	1,337,591	1,191,653	(174,182)	(22,133)	(1,941,223)	(275,432)
2021	Faricy	8,750,415	7,274,975	5,484,761	—	—	—	6,960,201
	Werner	4,888,537	3,989,725	2,501,708	—	987,585	00	4,388,104
	Other NEOs	1,773,457	796,254	578,313	(635,500)	987,513	(1,916,205)	(8,677)
2020	PEO	1,082,098	—	—	1,390,488	1,593,271	—	4,065,857
	Other NEOs	1,437,313	1,457,086	2,743,001	2,304,080	427,076	00	5,454,384

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)	Amounts are determined under SEC rules (and described below), which include the individuals indicated in the table below for each fiscal year:
Year	PEO(s)	Non-PEO NEOs
2022	Peter Faricy	Guthrie Dundas, Manavendra Sial, Jason MacRae, Derek Kuzak, and June Sauvaget
2021	Peter Faricy and Thomas Werner	Manavendra Sial, Regan MacPherson, Douglas Richards, and Kenneth Mahaffey
2020	Thomas Werner	Manavendra Sial, Douglas Richards, and Kenneth Mahaffey

Peer Group Issuers, Footnote [Text Block]
(1)	Our selected peer group was the Guggenheim Solar ETF, as shown in the “Company Stock Price Performance” chart in this proxy statement.

Adjustment To PEO Compensation, Footnote [Text Block]
Compensation Actually Paid
The following table shows how we calculated compensation actually paid to our PEO (column C) and non-PEO NEOs (column E) of the Pay versus Performance Table above, starting with Summary Compensation Table total compensation values and then making adjustments to equity awards as shown below:
Year	PEO / Other NEOs in Aggregate	Summary Compensation Table Total Compensation ($)	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Plus Awards Granted in Prior Years That Were Forfeited During Applicable Year ($)	Equals Total Compensation Actually Paid ($)
2022	PEO	5,512,596	4,288,056	3,827,408	(316,004)	(313,551)		4,422,393
	Other NEOs	2,008,044	1,337,591	1,191,653	(174,182)	(22,133)	(1,941,223)	(275,432)
2021	Faricy	8,750,415	7,274,975	5,484,761	—	—	—	6,960,201
	Werner	4,888,537	3,989,725	2,501,708	—	987,585	00	4,388,104
	Other NEOs	1,773,457	796,254	578,313	(635,500)	987,513	(1,916,205)	(8,677)
2020	PEO	1,082,098	—	—	1,390,488	1,593,271	—	4,065,857
	Other NEOs	1,437,313	1,457,086	2,743,001	2,304,080	427,076	00	5,454,384

Non-PEO NEO Average Total Compensation Amount	$ 2,008,044	$ 1,773,457	$ 1,437,313
Non-PEO NEO Average Compensation Actually Paid Amount	$ (275,432)	(8,677)	5,454,384
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation Actually Paid
The following table shows how we calculated compensation actually paid to our PEO (column C) and non-PEO NEOs (column E) of the Pay versus Performance Table above, starting with Summary Compensation Table total compensation values and then making adjustments to equity awards as shown below:
Year	PEO / Other NEOs in Aggregate	Summary Compensation Table Total Compensation ($)	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Plus Awards Granted in Prior Years That Were Forfeited During Applicable Year ($)	Equals Total Compensation Actually Paid ($)
2022	PEO	5,512,596	4,288,056	3,827,408	(316,004)	(313,551)		4,422,393
	Other NEOs	2,008,044	1,337,591	1,191,653	(174,182)	(22,133)	(1,941,223)	(275,432)
2021	Faricy	8,750,415	7,274,975	5,484,761	—	—	—	6,960,201
	Werner	4,888,537	3,989,725	2,501,708	—	987,585	00	4,388,104
	Other NEOs	1,773,457	796,254	578,313	(635,500)	987,513	(1,916,205)	(8,677)
2020	PEO	1,082,098	—	—	1,390,488	1,593,271	—	4,065,857
	Other NEOs	1,437,313	1,457,086	2,743,001	2,304,080	427,076	00	5,454,384

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart compares compensation actually paid to our NEOs with our TSR and our peer group TSR for 2020-2022. During the time period, SunPower’s TSR very closely matched that of our peer group. Pay did not align with TSR during the time period due to the impact of changes in compensation as a result of new PEO and NEO incumbents. TSR is not a performance metric under either our short- or long- term incentive plans.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart compares compensation actually paid to our NEOs with our Net Income for 2020-2022. During this time period, pay did not align with Net Income due to the impact of changes in compensation as a result of new PEO and NEO incumbents. Net Income is not a performance metric under either our short- or long- term incentive programs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart compares compensation actually paid to our NEOs with our Adjusted EBITDA for 2020-2022. During the time period, pay did not align with Adjusted EBITDA due to the impact of changes in compensation as a result of new PEO and NEO incumbents. Adjusted EBITDA is a performance metric under our Executive Bonus Program/LIBP and our equity program.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart compares compensation actually paid to our NEOs with our TSR and our peer group TSR for 2020-2022. During the time period, SunPower’s TSR very closely matched that of our peer group. Pay did not align with TSR during the time period due to the impact of changes in compensation as a result of new PEO and NEO incumbents. TSR is not a performance metric under either our short- or long- term incentive plans.

Tabular List [Table Text Block]
For the fiscal year ending January 1, 2023, the most important financial and non-financial performance measures used to link compensation actually paid to our PEO and other NEOs to company performance are Adjusted EBITDA,
Operating Cash, Adjusted EBITDA per customer, and Customer Count. Our PEO and other NEOs’ target total compensation is heavily weighted towards these four main performance goals mentioned and noted below.
Most Important Financial Performance Measures:
Adjusted EBITDA
Operating Cash
Adjusted EBITDA per customer
Customer Count

Total Shareholder Return Amount	$ 226	262	322
Peer Group Total Shareholder Return Amount	236	249	333
Net Income (Loss)	$ 56,000,000	$ (37,000,000)	$ 475,000,000
Company Selected Measure Amount	95,000,000	75,000,000	55,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA per customer
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Customer Count
Peter Faricy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,512,596	$ 8,750,415
PEO Actually Paid Compensation Amount	$ 4,422,393	$ 6,960,201
PEO Name	Peter Faricy	Peter Faricy
Thomas Werner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 4,888,537	$ 1,082,098
PEO Actually Paid Compensation Amount		$ 4,388,104	$ 4,065,857
PEO Name		Thomas Werner	Thomas Werner
PEO [Member] | Peter Faricy [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,288,056)	$ (7,274,975)
PEO [Member] | Peter Faricy [Member] | Year-End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,827,408	5,484,761
PEO [Member] | Peter Faricy [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(316,004)	0
PEO [Member] | Peter Faricy [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(313,551)	0
PEO [Member] | Peter Faricy [Member] | Awards Granted in Prior Years That Were Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Thomas Werner [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,989,725)	$ 0
PEO [Member] | Thomas Werner [Member] | Year-End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,501,708	0
PEO [Member] | Thomas Werner [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	1,390,488
PEO [Member] | Thomas Werner [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		987,585	1,593,271
PEO [Member] | Thomas Werner [Member] | Awards Granted in Prior Years That Were Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,337,591)	(796,254)	(1,457,086)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,191,653	578,313	2,743,001
Non-PEO NEO [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(174,182)	(635,500)	2,304,080
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,133)	987,513	427,076
Non-PEO NEO [Member] | Awards Granted in Prior Years That Were Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,941,223)	$ (1,916,205)	$ 0